Note 7 - Income and Mining Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Balance at beginning of year	$ (115,105)	$ (100,910)	$ (72,856)
Balance at end of year	(111,426)	(115,105)	(100,910)
Increase Due to Uncertainty of Recovery [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	(7,113)	(16,965)	(21,114)
Decrease Related to Utilization and Expiration [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	10,792	2,770	1,137
Klondex Mines Ltd [Member] | Business Acquisition [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	$ 0	$ 0	$ (8,077)